Subsequent Events - Additional Information (Details) - Subsequent Events - Implementation Agreement - Syncona Portfolio Limited $ / shares in Units, $ in Millions	Nov. 22, 2023 USD ($) $ / shares
American Depository Shares
Subsequent Event [Line Items]
Acquisition share price in cash | $ / shares	$ 6.5
Fixed Rate Convertible Loan Notes Due 2024
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 10.0
Additional aggregate principal amount | $	$ 5.0
Interest rate	12.00%
Fixed Rate Convertible Loan Notes Due 2024 | American Depository Shares
Subsequent Event [Line Items]
Conversion price | $ / shares	$ 6.5